TAXATION (Tables)	12 Months Ended
Dec. 31, 2021
TAXATION
Schedule of Income (Loss) from Continuing Operations Before Income Taxes

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Non – PRC	(127,243)	(142,750)	5,451	855
PRC	(263,835)	(298,903)	(534,688)	(83,905)
	(391,078)	(441,653)	(529,237)	(83,050)

Schedule of Income Tax Expense from Continuing Operations

	For the Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current tax expense (benefit)	(16,570)	(24,047)	4,115	646
Deferred tax benefit	(22,416)	(13,577)	(10,680)	(1,676)
	(38,986)	(37,624)	(6,565)	(1,030)

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income taxes	(391,078)	(441,653)	(529,237)	(83,050)
Income tax computed at the tax rate of 25%	(97,770)	(110,413)	(132,309)	(20,762)
Effect of different tax rates in different jurisdictions	19,393	10,715	2,798	439
Non-deductible expenses	8,472	74,225	(10,502)	(1,647)
Non-taxable income	(234)	(78,447)	9,183	1,441
Statutory income (expense)	3,216	(2,544)	3,994	627
Interest and penalty	(6,811)	(465)	(12,918)	(2,027)
Unrecognized tax positions	—	—	—	—
Deferred tax expense	32,358	(2,314)	(13,953)	(2,190)
Changes of valuation allowance	41,868	71,545	142,806	22,409
Withholding tax	(39,478)	74	4,336	680
Effect of tax rate change	—	—	—	—
	(38,986)	(37,624)	(6,565)	(1,030)

Schedule of Deferred Taxes

The components of deferred taxes are as follows:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	105,783	216,902	34,037
Foreign exchange loss	3,232	7,679	1,205
Depreciation and amortization	9,954	10,479	1,644
Property, plant and equipment impairment	7,867	6,997	1,098
Deposits for non-current assets	18,475	18,475	2,899
Allowance for net investment in financing lease	4,856	5,137	806
Allowance for doubtful accounts	12,264	14,013	2,199
Lease liabilities	59,557	56,673	8,893
Other long-term assets	78,550	92,261	14,478
Equity investment	8,414	7,574	1,189
Others	2,686	7,971	1,252
Total deferred tax assets	311,638	444,161	69,700
less: Valuation allowance**	(257,579)	(396,919)	(62,285)
Net deferred tax assets	54,059	47,242	7,415

Deferred tax liabilities
Equity investment	—	(287)	(45)
Property, plant and equipment	(1,665)	(1,428)	(224)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(491)
Intangible assets	(130,074)	(156,189)	(24,509)
Right-of-use assets	(53,354)	(48,259)	(7,573)
Capitalized interest	(19,179)	(19,179)	(3,010)
Others	—	(3,198)	(503)

Total deferred tax liabilities	(207,398)	(231,666)	(36,355)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(153,339)	(184,424)	(28,940)

*     As of December 31, 2021, the Group had net operating losses from several of its PRC and oversea entities of RMB529,237 (US$83,050), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2022 to 2026. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**   The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at the beginning of year	(260,850)	(257,579)	(40,420)
Change of valuation allowance in the current year	3,271	(139,340)	(21,865)
Balance at the end of year	(257,579)	(396,919)	(62,285)

Reconciliation of Accrued Unrecognized Tax Positions

The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at the beginning of year	98,984	65,093	10,215
Changes based on tax positions related to the current year	(6,446)	19,766	3,102
Additions related to prior year tax position	2,171	8,692	1,364
Decreases related to prior year tax position	(20,304)	(7,580)	(1,189)
Decreases relating to expiration of applicable statute of limitation	(7,213)	(3,322)	(521)
Foreign currency translation	(2,099)	(748)	(117)
Balance at the end of year	65,093	81,901	12,854